Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,640,642	$ 405,849
Receivables	1,071,018	1,090,803
Marketable securities	0	2,683,560
Prepaid expenses and deposits	64,365	293,861
Total current assets	2,776,025	4,474,073
Non-current assets
Reclamation deposits	232,000	232,000
Equipment and right of use assets	341,163	70,444
Exploration and evaluation assets	4,390,312	2,333,269
Total Noncurrent Assets	4,963,475	2,635,713
TOTAL ASSETS	7,739,500	7,109,786
Current liabilities
Trade payables and accrued liabilities	383,785	312,981
Lease obligation - short-term	76,070	0
Total current liabilities	459,855	312,981
Non-current liabilities
Lease obligation - long-term	217,394	0
Asset retirement obligations	200,000
Total non current liabilities	417,394
TOTAL LIABILITIES	877,249	312,981
EQUITY
Share capital	55,091,542	53,870,374
Share-based payment reserve	7,763,393	7,255,441
Deficit	(55,992,684)	(54,329,010)
TOTAL EQUITY	6,862,251	6,796,805
TOTAL LIABILITIES AND EQUITY	$ 7,739,500	$ 7,109,786